EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ (1,954.6)	R$ (2,104.6)
Total	(2,166.2)	(1,954.6)	R$ (2,104.6)
Effect Of Assets Ceiling [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	57.3	56.6	27.9
Interest income/(expenses)	4.2	4.9
Changes in asset ceiling excluding amounts included in interest income/(expenses)	(6.3)	(0.1)	30.2
Effects of exchange differences	15.3	(4.1)	(1.5)
Total	R$ 70.5	R$ 57.3	R$ 56.6